SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE E - SUBSEQUENT EVENTS

Subsequent to March 31, 2012, the Partnership has entered into an agreement to sell its interest in one operating limited partnership. The estimated sale price and other terms for the disposition of the operating limited partnership has been determined. The estimated proceed to be received for the operating limited partnership is $171,000. The estimated gain on sale of the operating limited partnership is $156,000, which is expected to be recognized in the first quarter of fiscal year 2013.